Shareholder Report, Line Graph (Details) 197211_Pacer US Export Leaders ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Jul. 23, 2018	Apr. 30, 2026
Pacer US Export Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Pacer US Export Leaders ETF NAV
Accumulated Value	$ 18,634	$ 19,401	$ 16,386	$ 15,597	$ 16,419	$ 10,169	$ 10,433	$ 10,000	$ 27,940
Pacer US Export Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Pacer US Export Leaders Index
Accumulated Value	19,419	20,107	16,882	15,981	16,733	10,283	10,489	10,000	$ 29,301
S&P 900 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 900 Index
Accumulated Value	$ 21,755	$ 19,517	$ 15,956	$ 15,553	$ 15,591	$ 10,589	$ 10,610	$ 10,000	$ 28,494